Land-Use Rights, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Land-Use Rights, Net [Abstract]
Land-use rights carrying value	$ 2,130,164	$ 2,237,684
Amortization expenses	47,060	47,823	$ 50,324
Cost of sales amortization	9,496
General and administrative expenses	$ 37,564	$ 47,823	$ 50,324